Discontinued operations - Summary of (gain) / loss on disposal groups (Details) - USD ($)						12 Months Ended
	Oct. 15, 2024	Sep. 07, 2023	Apr. 15, 2023	Feb. 22, 2023	Jan. 06, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment assets associated with discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Sale consideration								$ (14,733,696)
Foreign currency reserve								779,697
Non controlling interest								1,152,077
Assets								26,761,557
Liabilities								(4,786,234)
Loss for the year								(888,151)
Gain on disposal							$ (1,126,100)	8,285,250
Major classes of assets and liabilities
Property And Equipment As at date of disposal						$ 295,404
Intangible assets As at date of disposal						12,558,343
Right of use assets As at date of disposal						707,815
Deferred tax assets As at date of disposal						4,241,746
Trade and other receivables As at date of disposal						7,385,870
Prepaid expenses and other current assets As at date of disposal						225,870
Cash and cash equivalent As at date of disposal						1,346,509
Assets As at date of disposal						26,761,557
Interest Bearing loans As At Disposal Date						723,908
Provision for employees' end of service benefits As At Disposal Date						267,751
Lease liability As At Disposal Date						959,408
Accounts payable, accruals and other payables						2,380,480
Loan from a related party As at date of disposal						454,687
Liabilities As at date of disposal						4,786,234
Swvl Global FZE [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Liabilities						(1,126,100)
Gain on disposal	$ (1,126,100)					1,126,100
Major classes of assets and liabilities
Accounts payable, accruals and other payables						1,126,100
Liabilities As at date of disposal						1,126,100
Swvl Pakistan (Private) Ltd. [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal			$ 1,662,132
Swvl Pakistan (Private) Ltd. [Member] | Segment assets associated with discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Sale consideration								(20,000)
Foreign currency reserve								1,600,981
Assets								103,834
Liabilities								(22,683)
Gain on disposal								1,662,132
Major classes of assets and liabilities
Cash and cash equivalent As at date of disposal						103,834
Assets As at date of disposal						103,834
Accounts payable, accruals and other payables						22,683
Liabilities As at date of disposal						22,683
Volt Lines B.V [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal					$ (2,391,487)
Volt Lines B.V [Member] | Segment assets associated with discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Sale consideration								(5,000,000)
Foreign currency reserve								103,808
Assets								4,357,712
Liabilities								(1,853,007)
Gain on disposal								(2,391,487)
Major classes of assets and liabilities
Property And Equipment As at date of disposal						115,310
Intangible assets As at date of disposal						2,024,065
Right of use assets As at date of disposal						576,299
Trade and other receivables As at date of disposal						690,241
Prepaid expenses and other current assets As at date of disposal						65,347
Cash and cash equivalent As at date of disposal						886,450
Assets As at date of disposal						4,357,712
Interest Bearing loans As At Disposal Date						407,615
Lease liability As At Disposal Date						628,845
Accounts payable, accruals and other payables						816,547
Liabilities As at date of disposal						1,853,007
Shotl [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal				$ (242,257)
Shotl [Member] | Segment assets associated with discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Sale consideration								(377,829)
Foreign currency reserve								(58,580)
Non controlling interest								1,152,077
Liabilities								(957,925)
Gain on disposal								(242,257)
Major classes of assets and liabilities
Interest Bearing loans As At Disposal Date						316,293
Accounts payable, accruals and other payables						186,945
Loan from a related party As at date of disposal						454,687
Liabilities As at date of disposal						957,925
Urbvan Group [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Gain on disposal		$ 9,256,862
Urbvan Group [Member] | Segment assets associated with discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Sale consideration								(9,335,867)
Foreign currency reserve								(866,512)
Assets								22,300,011
Liabilities								(1,952,619)
Loss for the year								(888,151)
Gain on disposal								$ 9,256,862
Major classes of assets and liabilities
Property And Equipment As at date of disposal						180,094
Intangible assets As at date of disposal						10,534,278
Right of use assets As at date of disposal						131,516
Deferred tax assets As at date of disposal						4,241,746
Trade and other receivables As at date of disposal						6,695,629
Prepaid expenses and other current assets As at date of disposal						160,523
Cash and cash equivalent As at date of disposal						356,225
Assets As at date of disposal						22,300,011
Provision for employees' end of service benefits As At Disposal Date						267,751
Lease liability As At Disposal Date						330,563
Accounts payable, accruals and other payables						1,354,305
Liabilities As at date of disposal						$ 1,952,619